Insurance Reserves	12 Months Ended
Dec. 31, 2011
Insurance Reserves [Abstract]
Liability for Future Policy Benefits and Unpaid Claims Disclosure [Text Block]
Insurance Reserves
Our insurance reserves consist of business produced directly by our wholly owned insurance subsidiaries, the Assumed Agency Business and two other unaffiliated insurance companies.
Incurred but not reported (“IBNR”) reserves for the direct and Assumed Agency Business are established for the quarter and year-end based on a quarterly reserve analysis by our actuarial staff. Various standard actuarial tests are applied to subsets of the business at a state, product and coverage basis. Included in the analyses are the following:

•	Paid and incurred extrapolation methods utilizing paid and incurred loss development to predict ultimate losses,

•
Paid and incurred frequency and severity methods utilizing paid and incurred claims count development and paid and incurred claims cost development to predict ultimate average frequency (i.e. claims count per auto insured) or ultimate average severity (cost of claim per claim) and

•	Paid and incurred Bornhuetter-Ferguson methods adding expected development to actual paid or incurred experience to project ultimate losses.

For each subset of the business evaluated, each test generates a point estimate based on development factors applied to known paid and incurred claims and claim counts to estimate ultimate paid claims and claim counts. Selections of development factors are based on historical loss development patterns with adjustment based on professional actuarial judgment where anticipated development patterns vary from those seen historically. Deviations from historical loss development patterns may occur due to changes in items such as claims settlement and payment practices, business mix, coverage limits and deductibles, inflation trends in auto repair and medical costs and legal and regulatory trends affecting claims settlements. This estimation of IBNR requires selection of hundreds of such factors. A single point estimate for the subset being evaluated is then selected from the results of various tests, based on a combination of simple averages of the point estimates of the various tests and selections based on professional actuarial judgment. During recent years, paid methods have been less reliable because of changes in settlement practices, so we have more heavily relied on incurred methods.
The following table provides an analysis of changes in the liability for losses and LAE, net of reinsurance:

(in thousands)	2011	2010	2009
Balance at Beginning of Period
Unpaid losses on known claims	$180,334	$164,134	$179,530
IBNR losses	164,140	193,790	196,891
LAE	133,359	151,191	168,335
Total unpaid losses and LAE	477,833	509,114	544,756
Reinsurance recoverables	(16,521)	(17,715)	(20,516)
Unpaid losses and LAE, net of reinsurance recoverables	461,312	491,399	524,241
Current Activity
Loss and LAE incurred:
Current accident year	763,109	680,612	629,542
Prior accident years	4,519	(73,903)	(65,382)
Total loss and LAE incurred	767,629	606,709	564,160
Loss and LAE payments:
Current accident year	(459,798)	(400,144)	(351,914)
Prior accident years	(288,379)	(236,652)	(245,087)
Total loss and LAE payments	(748,177)	(636,796)	(597,002)
Balance at End of Period
Unpaid losses and LAE, net of reinsurance recoverables	480,764	461,312	491,399
Add back reinsurance recoverables	14,640	16,521	17,715
Total unpaid losses and LAE	$495,403	$477,833	$509,114
Unpaid losses on known claims	$181,972	$180,334	$164,134
IBNR losses	177,645	164,140	193,790
LAE	135,787	133,359	151,191
Total unpaid losses and LAE	$495,403	$477,833	$509,114
An increase in severity in Florida personal injury protection coverage related to accident year 2010 was the primary source of the $4.5 million of unfavorable development during the twelve months ended December 31, 2011.
During calendar year 2010, we experienced $73.9 million of favorable reserve development primarily from loss and LAE reserves relating to bodily injury coverage in the California, Connecticut, Florida and Pennsylvania nonstandard programs as well as in the Commercial Vehicle program.
During calendar year 2009 we experienced $65.4 million of favorable development, primarily from loss and LAE reserves relating to bodily injury and property damage coverages in the California, Florida and Pennsylvania nonstandard programs.